PRC CONTRIBUTION PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC CONTRIBUTION PLAN
Total contribution for employee benefits	$ 11,626	$ 8,405	$ 5,429